Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Net income (loss)	$ (17,814)	$ (66,754)	$ 15,663	$ (72,388)
Other comprehensive income (loss), net of tax, where applicable: [Abstract]
Unrealized foreign currency translation gains (losses)	(753)	(242)	(381)	114
Change in fair value of available-for-sale investment	0	1,405	157	2,883
Realized gains of available-for-sale investment reclassified into Other income (expense), net	0	0	(561)	0
Net other comprehensive income (loss) related to available-for-sale investment	0	1,405	(404)	2,883
Unrealized losses on derivatives for the period	(6,183)	(1,371)	(8,308)	(5,772)
Derivative (gains) losses reclassified into Net sales	6,114	753	21,328	(3,628)
Derivative gains reclassified into Cost of sales	(2,277)	(3,822)	(7,267)	(13,475)
Net other comprehensive income (loss) related to derivatives	(2,346)	(4,440)	5,753	(22,875)
Actuarial gains (losses) for the period, net of $(3), $(18), $(133) and $(293), respectively, of income tax expense (benefit)	(42)	18	(1,448)	589
Pension cost amortization	342	274	1,018	805
Net other comprehensive income (loss) related to defined benefit pension and severance plans	300	292	(430)	1,394
Other comprehensive income (loss), net of tax	(2,799)	(2,985)	4,538	(18,484)
Comprehensive income (loss)	$ (20,613)	$ (69,739)	$ 20,201	$ (90,872)